CONSOLIDATED AND COMBINED STATEMENTS OF EQUITY - USD ($) $ in Millions	Total	Total SPX FLOW, Inc. Shareholders' Equity	Common Stock	Paid-In Capital	Retained Earnings	Accumulated Other Comprehensive Loss	Common Stock in Treasury	Former Parent Company Investment	Noncontrolling Interests
Balance at beginning of year (in shares) at Dec. 31, 2012			0
Balance at beginning of year at Dec. 31, 2012	$ 1,841.9	$ 1,832.9	$ 0.0	$ 0.0	$ 0.0	$ (29.3)	$ 0.0	$ 1,862.2	$ 9.0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)	132.5	131.0						131.0	1.5
Other comprehensive income (loss), net	9.6	10.4				10.4			(0.8)
Net transfers from parent	264.6	264.6						264.6
Other changes in noncontrolling interests	1.9								1.9
Balance at end of period (in shares) at Dec. 31, 2013			0
Balance at end of year at Dec. 31, 2013	2,250.5	2,238.9	$ 0.0	0.0	0.0	(18.9)	0.0	2,257.8	11.6
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)	135.9	134.5						134.5	1.4
Other comprehensive income (loss), net	(198.6)	(200.3)				(200.3)			1.7
Net transfers from parent	(247.7)	(247.7)						(247.7)
Dividends attributable to noncontrolling interests	(0.5)								(0.5)
Other changes in noncontrolling interests	$ (0.8)								(0.8)
Balance at end of period (in shares) at Dec. 31, 2014	0		0
Balance at end of year at Dec. 31, 2014	$ 1,938.8	1,925.4	$ 0.0	0.0	0.0	(219.2)	0.0	2,144.6	13.4
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)	87.4	87.5			21.1			66.4	(0.1)
Other comprehensive income (loss), net	(165.1)	(163.5)				(163.5)			(1.6)
Net transfers from parent	(592.3)	(592.3)						(592.3)
Dividends attributable to noncontrolling interests	(0.2)								(0.2)
Reclassification of former parent company investment to common stock and paid-in capital (in shares)			41,300,000
Reclassification of former parent company investment to common stock and paid-in capital	0.0		$ 0.4	1,618.3				(1,618.7)
Incentive plan activity (in shares)			100,000
Incentive plan activity	1.7	1.7	$ 0.0	1.7
Stock-based compensation expense	5.4	5.4		5.4
Restricted stock and restricted stock unit vesting, including related tax benefit of $3.6 and net of tax withholdings	$ (5.1)	(5.1)		(3.7)			(1.4)
Balance at end of period (in shares) at Dec. 31, 2015	41,386,740		41,400,000
Balance at end of year at Dec. 31, 2015	$ 1,270.6	$ 1,259.1	$ 0.4	$ 1,621.7	$ 21.1	$ (382.7)	$ (1.4)	$ 0.0	$ 11.5